Other Receivables (Details)	3 Months Ended
Sep. 30, 2023 USD ($) shares
Other Receivables [Line Items]
Purchase payment term	5 years
Internal rate of return percentage	13.20%
Subscription Agreements [Member]
Other Receivables [Line Items]
Aggregate purchase price (in Dollars) | $	$ 15,000,000
Top of range [Member]
Other Receivables [Line Items]
Ordinary shares issued	2,354,069
Bottom of range [Member]
Other Receivables [Line Items]
Ordinary shares issued	1,500,000
Moolec Science Limited [Member]
Other Receivables [Line Items]
Ordinary shares issued	2,354,069